Earnings per Share - Additional Information (Details) - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
	Aug. 31, 2019	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Earnings Per Share [Line Items]
Non-vested restricted shares		2,194,343	310,922	1,541,174	253,141	268,450	137,706
Substantive options shares		21,499	55,548	36,246	52,673	53,395	8,968
Undistributed earnings, Decrease due to stock redemption							$ 8,148
Redeemable Common Stock [Member]
Earnings Per Share [Line Items]
Stock redeemed or called during period, Shares	38,350